Goodwill and intangible assets (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 6.0
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 3.7
Global Wealth Management - Switzerland and International
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	1.2
Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 1.1